UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT INTERMEDIATE-TERM FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

[LOGO OF USAA]
    USAA(R)

                     USAA TAX EXEMPT INTERMEDIATE-TERM Fund


                      1st QUARTER Portfolio of Investments

                                 JUNE 30, 2007


                                                                    (Form N-Q)

                                             (C)2007, USAA. All rights reserved

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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.


(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bear Stearns & Co., Inc., BNP Paribas, or Merrill Lynch & Co., Inc.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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                        of INVESTMENTS
                        (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)



(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., AXA Reinsurance Group, CIFG Assurance, N.A., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, Texas GO, or Texas Permanent School Fund.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
COP                 Certificate of Participation
CP                  Commercial Paper
EDA                 Economic Development Authority
EDC                 Economic Development Corp.
ETM                 Escrowed to final maturity
GAN                 Grant Anticipation Note
GO                  General Obligation
IDA                 Industrial Development Authority/Agency
IDB                 Industrial Development Board
IDC                 Industrial Development Corp.
IDRB                Industrial Development Revenue Bond
ISD                 Independent School District
MFH                 Multifamily Housing
PCRB                Pollution Control Revenue Bond
PRE                 Prerefunded to a date prior to maturity
RB                  Revenue Bond
SAVRS               Select Auction Variable Rate Securities
STARS               Short-Term Adjustable Rate Securities
USD                 Unified School District



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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 -----------------------------------------------------------------------------------------------------------------------------


               FIXED-RATE INSTRUMENTS (91.5%)
               ALABAMA (1.6%)
               Montgomery BMC Special Care Facilities Financing Auth. RB,
$    2,155          Series 1998B (INS) (ETM)                              4.88%      11/15/2018       $    2,203
       345          Series 1998B (INS)                                    4.88       11/15/2018              350
    14,745          Series 2004B, 5.00%, 11/15/2007 (INS) (PRE)           4.67(a)    11/15/2021           15,104
    16,340     Montgomery Medical Clinic Board Health Care Facility
                    RB, Series 2006                                       4.75        3/01/2026           15,309
     5,000     Prattville IDB PCRB, Series 1998                           5.15        9/01/2013            5,157
     5,000     Private Colleges and Universities Facilities Auth. RB,
                    Series 2006 (INS)                                     4.75        9/01/2026            5,026
     2,000     Univ. of Alabama at Birmingham Hospital RB, Series
                    2000A (INS) (PRE)                                     5.75        9/01/2020            2,126
                                                                                                    ------------
                                                                                                          45,275
                                                                                                    ------------
               ALASKA (2.2%)
     7,650     Four Dam Pool Power Agency Electric RB, Series 2004A
                    (LOC - Dexia Credit Local)                            5.00        7/01/2021            7,878
     1,370     Housing Finance Corp. Mortgage RB, Series 1997A-1          5.50       12/01/2017            1,390
     3,750     North Slope Borough GO, Series 2003A (INS)                 4.36(b)     6/30/2011            3,191
    39,165     Northern Tobacco Securitization Corp. RB, Series 2006A     4.63        6/01/2023           38,046
               State Sport Fishing RB,
     2,000          Series 2006 (INS)                                     4.75        4/01/2021            2,015
     2,520          Series 2006 (INS)                                     4.75        4/01/2022            2,535
     2,000          Series 2006 (INS)                                     4.75        4/01/2023            2,009
     4,110          Series 2006 (INS)                                     4.75        4/01/2024            4,124
                                                                                                    ------------
                                                                                                          61,188
                                                                                                    ------------
               ARIZONA (1.3%)

               Health Facilities Auth. RB,
     1,170          Series 2004A                                          4.50        4/01/2016            1,157
       425          Series 2004A                                          5.00        4/01/2017              434
     1,150          Series 2004A                                          4.75        4/01/2025            1,112
     2,500     Maricopa County Phoenix Union High School District No.
                    210 GO, Series 2005B (INS)                            4.50        7/01/2024            2,475
     1,270     Maricopa County RB, Series 1997                            6.13        4/01/2018            1,297
               Phoenix Civic Improvement Corp. RB,
     3,270          Series 2005B, 5.50%, 7/01/2013 (INS)                  4.50(a)     7/01/2024            2,710
     2,115          Series 2005B, 5.50%, 7/01/2013 (INS)                  4.54(a)     7/01/2025            1,757
               Pinal County IDA RB,
     2,000          Series 2006A (INS)                                    5.25       10/01/2020            2,079
     1,250          Series 2006A (INS)                                    5.25       10/01/2022            1,298
     2,000          Series 2006A (INS)                                    4.50       10/01/2025            1,902
    11,210     School Facilities Board RB, Series 2002  (PRE)             5.25        7/01/2017           11,848
     2,535     State Univ. COP, Series 2005-A (INS)                       5.00        9/01/2024            2,620
     7,180     University Medical Center Corp. RB, Series 2005            5.00        7/01/2022            7,229
                                                                                                    ------------
                                                                                                          37,918
                                                                                                    ------------

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                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                   RATE       MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
               ARKANSAS (0.6%)

$    4,125     Baxter County RB, Series 2007 (Baxter County Regional
                    Hospital, Inc.)                                       5.00%       9/01/2026       $    4,107
     6,230     Independence County PCRB, Series 2005                      5.00        1/01/2021            6,335
     3,500     Jefferson County PCRB, Series 2006                         4.60       10/01/2017            3,489
     2,275     Little Rock Capital Improvement RB, Series 1998A           5.70        1/01/2018            2,324
                                                                                                    ------------
                                                                                                          16,255
                                                                                                    ------------
               CALIFORNIA (9.2%)

               Chabot-Las Positas Community College District GO,
     5,000          Series 2006B (INS)                                    4.88(b)     8/01/2023            2,291
    10,000          Series 2006C (INS)                                    4.85(b)     8/01/2022            4,861
     2,000     Coronado Community Development Agency Tax Allocation
                    Bonds, Series 2005 (INS)                              5.00        9/01/2024            2,071
               Foothill/Eastern Transportation Corridor Agency RB,
    10,000          Series 1995A  (ETM)                                   7.05        1/01/2010           10,770
    15,000          Series 1995A  (PRE)                                   7.10        1/01/2011           16,444
     9,085          Series 1995A  (PRE)                                   7.15        1/01/2013            9,970
     6,745     Kern County Board of Education COP, Series 2006A (INS)     5.00        6/01/2026            6,978
    20,000     Los Angeles Department of Water and Power RB, Series
                    2005A, Subseries A-2 (INS) (c)                        4.75        7/01/2025           20,313
               Modesto Irrigation District COP,
     3,320          Series 1999A (INS)                                    5.64(b)     7/01/2017            2,049
     3,325          Series 1999A (INS)                                    5.69(b)     7/01/2018            1,937
     5,000     Public Works Board RB, Series 2003C                        5.50        6/01/2019            5,377
     1,430     Sacramento City Financing Auth. Tax Allocation Bonds,
                    Series 2005A (INS)                                    5.00       12/01/2024            1,482
    15,265     Sacramento Municipal Utility District Financing Auth.
                    RB, Series 2006 (INS)                                 4.75        7/01/2024           15,483
               Salinas Union High School District GO,
     4,720          Series 2002C (INS)                                    4.37(b)     6/01/2016            3,222
     2,000          Series 2006A (INS)                                    4.37(b)    10/01/2016            1,345
     3,525     San Bernardino County Redevelopment Agency Tax
                    Allocation Bonds, Series 2005A (INS)                  5.00        9/01/2025            3,607
     2,395     San Diego USD GO, Series 2006G-1                           4.50        7/01/2025            2,359
    16,795     San Joaquin Hills Transportation Corridor Agency Senior
                    Lien RB, Series 1993  (ETM)                           7.45        1/01/2008           17,116
     4,455     San Jose MFH RB, Series 1992A                              4.95        4/01/2012            4,533
     3,000     San Jose USD COP, Series 2006 (INS)                        4.50        6/01/2024            2,922
               Santa Clara County Financing Auth. RB,
     7,065          Series 2006I (INS)                                    4.75        5/15/2023            7,180
     7,400          Series 2006I (INS)                                    4.75        5/15/2024            7,504
     7,750          Series 2006I (INS)                                    4.75        5/15/2025            7,836
     3,500     Santa Rosa Rancheria Tachi Yokut Tribe RB, Series 2006
                    (d)                                                   5.00        3/01/2020            3,498
     2,175     Semitropic Improvement District Water Banking RB,
                    Series 2004A (INS)                                    5.25       12/01/2018            2,314
               Solano Community College Dist. GO,

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                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
  $  2,500          Series 2006B (INS)                                    4.85%(b)    8/01/2023       $    1,126
     4,735          Series 2006B (INS)                                    4.88(b)     8/01/2024            2,023
               South Orange County Public Financing Auth. RB,
     4,035          Series 2005A (INS)                                    5.00        8/15/2022            4,228
     4,920          Series 2005A (INS)                                    5.00        8/15/2025            5,114
    20,000     State GO                                                   5.00       12/01/2015           21,008
    11,720     State GO (INS)                                             5.00        6/01/2024           12,266
    10,000     State GO                                                   5.00        5/01/2025           10,277
     1,245     State Systemwide Univ. RB, Series 2002A (INS)              5.50       11/01/2015            1,337
               Statewide Communities Development Auth. RB,
     3,120          Series 2006                                           5.00        5/15/2021            3,219
     3,275          Series 2006                                           5.00        5/15/2022            3,377
     3,440          Series 2006                                           5.00        5/15/2023            3,542
     3,610          Series 2006                                           5.00        5/15/2024            3,714
     3,795          Series 2006                                           5.00        5/15/2025            3,899
    18,960     Tobacco Securitization Auth. RB, Series 2006A1             4.75        6/01/2025           18,512
                                                                                                    ------------
                                                                                                         257,104
                                                                                                    ------------
               COLORADO (2.6%)

               Adams County PCRB,
     5,000          Series 1999 (INS)                                     5.10        1/01/2019            5,156
     8,500          Series 2005A (INS)                                    4.38        9/01/2017            8,533
               Arapahoe County School District No. 6 GO,
     2,000          Series 2002 (INS)                                     5.25       12/01/2018            2,105
     2,585          Series 2002 (INS)                                     5.25       12/01/2019            2,721
     2,000          Series 2002 (INS)                                     5.25       12/01/2020            2,105
     2,000          Series 2002 (INS)                                     5.25       12/01/2021            2,105
               Denver Health and Hospital Auth. Healthcare RB,
     1,000          Series 1998A  (PRE)                                   5.20       12/01/2012            1,027
       635          Series 1998A  (PRE)                                   5.25       12/01/2013              653
     2,200          Series 1998A  (PRE)                                   5.38       12/01/2018            2,264
     2,400          Series 2001A  (PRE)                                   6.25       12/01/2016            2,612
    30,955          Series 2007A                                          4.75       12/01/2027           29,457
     1,000     Health Facilities Auth. RB, Series 2005                    5.25        6/01/2023            1,029
     2,250     Jefferson County School District No. R-1 GO, Series
                    2004 (INS)                                            5.00       12/15/2024            2,336
     2,140     Pueblo School District No. 60 GO, Series 2002 (INS)        5.25       12/15/2020            2,254
     9,045     State COP, Series 2005B (INS)                              5.00       11/01/2023            9,391
                                                                                                    ------------
                                                                                                          73,748
                                                                                                    ------------
               CONNECTICUT (1.1%)

               Mashantucket (Western) Pequot Tribe RB,
     4,960          Series 1996A  (PRE)(d)                                6.40        9/01/2011            5,031
     1,000          Series 1997B  (d)                                     5.60        9/01/2009            1,022
     4,400          Series 1997B  (d)                                     5.70        9/01/2012            4,494
    16,500          Series 1997B  (d)                                     5.75        9/01/2018           16,855
     4,000     State Health and Educational Facilities Auth. RB,
                    Series 2005C (INS)                                    5.00        7/01/2025            4,105
                                                                                                    ------------
                                                                                                          31,507
                                                                                                    ------------
               DELAWARE (0.4%)

               Health Facilities Auth. RB,


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                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
  $  1,495          Series 2002A (INS)                                    4.80%       5/01/2017       $    1,519
     1,830          Series 2002A (INS)                                    4.90        5/01/2018            1,863
     1,000          Series 2002A (INS)                                    5.00        5/01/2019            1,021
     1,515          Series 2002A (INS)                                    5.05        5/01/2020            1,548
               Municipal Electric Corp. RB,
     1,010          Series 2001 (INS)                                     5.25        7/01/2013            1,057
     1,460          Series 2001 (INS)                                     5.25        7/01/2017            1,527
     1,580          Series 2001 (INS)                                     5.25        7/01/2018            1,646
                                                                                                    ------------
                                                                                                          10,181
                                                                                                    ------------
               DISTRICT OF COLUMBIA (2.0%)

    30,000     Convention Center Auth. RB, Series 1998 (INS) (PRE)(c)     5.00       10/01/2018           30,724
     7,000     COP, Series 2006 (INS)                                     5.00        1/01/2025            7,228
               RB,
     4,560          Series 1999 (INS) (PRE)                               6.20        7/01/2019            4,843
     6,000          Series 1999A (INS)                                    5.00        1/01/2019            6,154
     7,930          Series 2007 (INS)                                     4.75        5/01/2027            7,643
                                                                                                    ------------
                                                                                                          56,592
                                                                                                    ------------
               FLORIDA (3.6%)

     5,165     Brevard County COP, Series 2006A (INS)                     5.00        7/01/2025            5,337
               Broward County COP,
     4,420          Series 2005A (INS)                                    5.00        7/01/2024            4,554
     3,710          Series 2005A (INS)                                    5.00        7/01/2025            3,815
     6,500          Series 2006A (INS)                                    5.00        7/01/2023            6,726
     4,000          Series 2006A (INS)                                    5.00        7/01/2024            4,133
               Dade County RB,
     7,905          Series 1996B (INS)                                    6.00(b)    10/01/2011            6,538
     8,610          Series 1996B (INS)                                    6.10(b)    10/01/2012            6,687
     8,760          Series 1996B (INS) (PRE)                              6.20(b)    10/01/2013            6,406
     3,270     Flagler County School Board COP, Series 2005A (INS)        5.00        8/01/2025            3,358
     4,250     Indian River County School Board COP, Series 2005 (INS)    5.00        7/01/2024            4,379
     5,000     JEA St. Johns River Power Park Systems RB, Issue 2,
                    Series 21 (INS)                                       5.00       10/01/2020            5,200
     2,495     Miami Beach Health Facilities Auth. Hospital RB, Series
                    2001A                                                 6.13       11/15/2011            2,639
     2,500     Miami Dade County Aviation RB, Series 2007B (INS)          5.00       10/01/2026            2,586
               Miami Dade County COP,
     8,375          Series 2006B (INS)                                    4.75       11/01/2023            8,459
     9,830          Series 2006B (INS)                                    4.75       11/01/2024            9,914
               Miami Dade County RB,
     2,345          Series 2005A, 5.00%, 10/01/2013 (INS)                 4.54(a)    10/01/2024            1,763
     3,670          Series 2005A, 5.00%, 10/01/2013 (INS)                 4.57(a)    10/01/2025            2,754
               Miami Dade County Stormwater Utility RB,
     1,670          Series 2004 (INS)                                     5.00        4/01/2022            1,738
     2,805          Series 2004 (INS)                                     5.00        4/01/2023            2,906
     7,450     Palm Beach County Health Facilities Auth. RB, Series
                    2002 (INS)                                            5.00       12/01/2021            7,642
               Palm Beach County School Board COP,
     1,500          Series 2002D (INS)                                    5.25        8/01/2018            1,572

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--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL                MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY                 VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
  $  1,000          Series 2005A (INS)                                    5.00%       8/01/2022       $    1,035
                                                                                                    ------------
                                                                                                         100,141
                                                                                                    ------------
               GEORGIA (0.4%)

     5,000     Coweta County Development Auth. PCRB, Second Series
                    2001 (INS)                                            4.35        9/01/2018            5,005
     5,000     Savannah Hospital Auth. Candler Health Systems RB,
                    Series 1998B (INS)                                    5.00        7/01/2018            5,100
                                                                                                    ------------
                                                                                                          10,105
                                                                                                    ------------
               GUAM (0.2%)

     6,000     Education Financing Foundation COP, Series 2006B (INS)     4.50       10/01/2026            5,695
                                                                                                    ------------
               HAWAII (0.2%)

     5,000     Housing Finance and Development Corp. RB, Series 1997B     5.45        7/01/2017            5,120
                                                                                                    ------------
               IDAHO (0.1%)

     1,000     Health Facilities Auth. RB, Series 1998  (PRE)             5.25        5/01/2014            1,011
     1,000     Univ. of Idaho RB, Series 2003 (INS)                       4.75        4/01/2022            1,018
                                                                                                    ------------
                                                                                                           2,029
                                                                                                    ------------
               ILLINOIS (6.3%)

     2,475     Annawan Village Tax Increment RB, Series 2007              5.63        1/01/2018            2,440
               Bedford Park Village RB,
     1,000          Series 2005A                                          4.60       12/01/2017            1,004
     3,240          Series 2005A                                          4.80       12/01/2020            3,233
               Channahon Tax Increment RB,
     1,050          Series 2000                                           6.25        1/01/2010            1,084
     6,040          Series 2000                                           6.88        1/01/2020            6,384
    29,925     Chicago School Board GO, Series 1999A (INS)                4.82(b)    12/01/2013           22,972
     5,000     Chicago Special Assessment Improvement Bonds, Series
                    2002 (Lakeshore East Project)                         6.63       12/01/2022            5,368
     2,000     Chicago Water Senior Lien RB, Series 2001  (PRE)           5.00       11/01/2019            2,082
               Chicago-O'Hare International Airport RB,
     2,170          Series 2001B (INS)                                    5.50        1/01/2014            2,286
     7,000          Series 2005A (INS)                                    5.00        1/01/2021            7,283
    10,000          Series 2005A (INS)                                    5.00        1/01/2022           10,390
               Finance Auth. RB,
    10,500          Series 2004 (INS)                                     5.00       11/15/2023           10,803
     2,000          Series 2006                                           5.00        8/15/2017            1,969
     2,000          Series 2006A                                          5.00        4/01/2023            2,025
     4,165          Series 2006A                                          5.00        4/01/2025            4,209
     8,000          Series 2006C                                          4.50       11/15/2026            7,479
               Health Facilities Auth. RB,
     1,000          Series 1998 (Centegra Health System)                  5.25        9/01/2013            1,019
     2,000          Series 1998 (Centegra Health System)                  5.25        9/01/2014            2,037
     2,500          Series 1998 (Centegra Health System)                  5.25        9/01/2018            2,540

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--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$   10,000          Series 1998A (Hospital Sisters Services, Inc.)
                         (INS)                                            5.00%       6/01/2018      $    10,169
     4,250          Series 2000 (Riverside Medical Center)  (PRE)         6.80       11/15/2020            4,664
     3,000          Series 2001A (Edward Hospital) (INS)                  5.00        2/15/2020            3,066
               Housing Development Auth. RB,
       825               Series 2006G                                     4.55        7/01/2021              808
     2,945               Series 2006K                                     4.60        7/01/2023            2,875
     8,050     Lake County Community Unit School District GO, Series
                    1999B (INS)                                           5.13(b)    12/01/2016            5,352
               Metropolitan Pier and Exposition Auth. RB,
     2,500          Series 2002B, 5.20%, 6/15/2012 (INS)                  5.20(a)     6/15/2017            2,060
     2,500          Series 2002B, 5.30%, 6/15/2012 (INS)                  5.30(a)     6/15/2018            2,073
     4,000          Series 2002B, 5.40%, 6/15/2012 (INS)                  5.40(a)     6/15/2019            3,327
     2,000     Northeastern Illinois Univ. COP, Series 2006               4.75       10/01/2025            1,984
     4,735     Northern Illinois Univ. Auxiliary Facilities System RB,
                    Series 2001 (INS)                                     4.88        4/01/2018            4,842
     6,500     Springfield Electric RB, Series 2006 (INS)                 5.00        3/01/2026            6,733
               Univ. of Illinois COP,
     5,820          Series 1999 (INS) (PRE)                               5.25        8/15/2015            6,039
     4,000          Series 1999 (INS) (PRE)                               5.25        8/15/2016            4,150
     7,815          Series 2001A (INS) (PRE)                              5.00        8/15/2020            8,124
     5,000     Volo Village Special Service Area No. 4, Special Tax
                    Bonds, Series 2006-2                                  5.00        3/01/2016            5,019
    14,070     Will County Forest Preserve District GO, Series 1999B
                    (INS)                                                 5.40(b)    12/01/2017            8,913
                                                                                                    ------------
                                                                                                         176,805
                                                                                                    ------------
               INDIANA (2.9%)

     7,465     Bond Bank State Revolving Fund RB, Series 2000A  (PRE)     5.50        8/01/2016            7,870
     6,725     Health and Educational Facilities Financing Auth. RB,
                    Series 2006B                                          5.00        2/15/2022            6,788
               Health Facility Financing Auth. RB,
     1,400          Series 1998 (Floyd Memorial Hospital)                 5.25        2/15/2018            1,419
     5,000          Series 1999A (Sisters St. Francis) (INS) (PRE)        5.15       11/01/2019            5,155
     6,000     Indianapolis Economic Development RB, Series 1996          6.05        1/15/2010            6,231
               Municipal Power Agency Power Supply Systems RB,
     4,950          Series 2002B (INS)                                    5.25        1/01/2017            5,208
     2,100          Series 2002B (INS)                                    5.25        1/01/2018            2,202
     6,000     Rockport PCRB, Series 2002A (INS)                          4.63        6/01/2025            5,906
     1,150     St. Joseph County Economic Development RB, Series 1997     5.45        2/15/2017            1,159
     7,260     St. Joseph County Hospital Auth. RB, Series 1999           5.75        2/15/2019            7,478
    20,000     State Finance Auth. PCRB, Series 2006B (INS) (c)           4.55       12/01/2024           19,694
    11,000     Univ. of Southern Indiana RB, Series 2001A (INS) (c)       5.00       10/01/2018           11,350

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--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL                MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY                 VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$    1,500     Vanderburgh County Redevelopment District RB, Series
                    2006                                                  5.00%       2/01/2026       $    1,537
                                                                                                    ------------
                                                                                                          81,997
                                                                                                    ------------
               IOWA (0.5%)

     5,500     Finance Auth. RB, Series 1998A (INS) (PRE)                 5.25        7/01/2015            5,688
     7,950     Marion County Commercial Development RB, Series 1999
                    (INS)                                                 5.95        1/01/2014            8,119
                                                                                                    ------------
                                                                                                          13,807
                                                                                                    ------------
               KANSAS (0.4%)

               Wyandotte County Special Obligation RB,
     2,000          2nd Lien Series 2005                                  4.75       12/01/2016            2,028
     9,000          2nd Lien Series 2005                                  5.00       12/01/2020            9,201
                                                                                                    ------------
                                                                                                          11,229
                                                                                                    ------------
               LOUISIANA (3.0%)

               Local Government Environmental Facilities and Community
                    Development Auth. RB,
     2,150          Series 2002 (INS)                                     5.25       12/01/2015            2,274
     2,260          Series 2002 (INS)                                     5.25       12/01/2016            2,385
     2,355          Series 2002 (INS)                                     5.25       12/01/2017            2,479
     7,000     New Orleans GO, Series 2002 (INS)                          5.13        9/01/2021            7,225
               Office Facilities Corp. RB,
     6,825          Series 2001 (INS)                                     5.38        5/01/2018            7,154
     2,000          Series 2003 (INS)                                     5.25       11/01/2018            2,102
     5,175     Offshore Terminal Auth. RB, Series 1998                    5.20       10/01/2018            5,224
               Orleans Levee District RB,
     4,725          Series 1986 (INS)                                     5.95       11/01/2014            4,802
     4,955          Series 1986 (INS)                                     5.95       11/01/2015            5,071
     7,015          Series A (INS)                                        5.95       11/01/2010            7,131
     9,000     Plaquemines Port, Harbor, and Terminal District RB,
                    Series 1985C                                          5.00        9/01/2007            8,993
               Public Facilities Auth. RB,
       270          Series 1997B                                          5.63        8/01/2017              276
     2,000          Series 2006                                           5.00        7/01/2021            2,026
     4,450     St. Martin Parish IDRB, Series 2004                        4.35       10/01/2012            4,411
     3,955     St. Tammany Parish Hospital Service District No. 1 RB,
                    Series 1998 (INS)                                     5.00        7/01/2018            3,981
               Transportation Auth. RB,
     9,000          Series 2005A (INS)                                    4.38       12/01/2023            8,773
     9,000          Series 2005A (INS)                                    4.38       12/01/2024            8,730
                                                                                                    ------------
                                                                                                          83,037
                                                                                                    ------------
               MAINE (0.1%)

     1,715     Housing Auth. RB, Series 2001A                             5.35       11/15/2021            1,754
     1,500     Jay PCRB, Series 2004A                                     4.85        5/01/2019            1,503
                                                                                                    ------------
                                                                                                           3,257
                                                                                                    ------------

10

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
               MARYLAND (0.2%)
$    4,650     Community Development Administration RB, Series 1996A      5.88%       7/01/2016       $    4,717
                                                                                                    ------------
               MASSACHUSETTS (2.9%)
               Commonwealth GO,
     4,500          Series 2002B (INS) (PRE)                              5.50        3/01/2018            4,784
     7,775          Series 2002D (INS) (PRE)                              5.38        8/01/2021            8,261
     5,000          Series 2003D  (PRE)                                   5.25       10/01/2020            5,330
     2,500          Series 2006D  (PRE)                                   5.00        8/01/2022            2,666
     3,420     Commonwealth RB, Series 2005A (INS)                        5.00        6/01/2023            3,557
     5,105     Federal Highway GAN, Series 2000A                          5.75        6/15/2015            5,387
     4,000     Health and Educational Facilities Auth. RB, Series
                    2007E                                                 5.00        7/15/2027            3,952
               Massachusetts Bay Transportation Auth. RB,
     5,545          Series 2007A-2                                        4.60(b)     7/01/2022            2,720
     7,790          Series 2007A-2                                        4.65(b)     7/01/2023            3,594
     5,000          Series 2007A-2                                        4.70(b)     7/01/2024            2,182
     5,600          Series 2007A-2                                        4.73(b)     7/01/2025            2,311
               Port Auth. RB,
     5,000          Series 2005-C (INS)                                   5.00        7/01/2024            5,204
     2,280          Series 2005-C (INS)                                   5.00        7/01/2025            2,370
     3,215     Springfield GO, Series 2003 (INS) (PRE)                    5.25        1/15/2019            3,415
               Water Pollution Abatement Trust Pool Program Bonds,
       250          Series 11                                             4.75        8/01/2023              255
       105          Series 11                                             4.75        8/01/2024              107
     6,350          Series 11  (PRE)                                      4.75        8/01/2025            6,664
       110          Series 11                                             4.75        8/01/2025              111
    20,000          Series 12                                             4.35        8/01/2025           19,283
                                                                                                    ------------
                                                                                                          82,153
                                                                                                    ------------
               MICHIGAN (2.0%)

     4,765     Detroit Building Auth. RB, Series 1996A (LOC - Comerica
                    Bank, N.A.)                                           6.15        2/01/2011            4,773
     4,000     Detroit Downtown Development Auth. Bond, Series 1998C
                    (INS)                                                 5.00        7/01/2018            4,040
    25,000     Dickinson County EDC PCRB, Series 2004A                    4.80       11/01/2018           24,957
     2,390     Higher Education Facilities Auth. RB, Series 1998          5.35        6/01/2013            2,438
               Hospital Finance Auth. RB,
       160          Series 1996 (Central Michigan Hospital)               6.20       10/01/2007              160
     2,250          Series 1996 (Central Michigan Hospital)               6.25       10/01/2016            2,281
     2,000     Kent Hospital Finance Auth. RB, Series 2005A
                    (Metropolitan Hospital)                               5.50        7/01/2020            2,077
    18,000     State Building Auth. RB, Series 2006IA (INS)               4.81(b)    10/15/2022            8,701
               State Hospital Finance Auth. RB,
     2,675          Series 2006A                                          5.00       11/15/2019            2,733
     3,400          Series 2006A                                          5.00       11/15/2022            3,440
                                                                                                    ------------
                                                                                                          55,600
                                                                                                    ------------

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
               MINNESOTA (1.7%)

$   18,015     Cohasset PCRB, Series 2004  (c)                            4.95%       7/01/2022      $    18,161
               Higher Education Facilities Auth. RB,
     1,000          Series Six-I                                          5.00        4/01/2023            1,032
     2,500          Series Six-O                                          4.50       10/01/2027            2,400
        25     Housing Finance Agency RB, Series 1997G                    6.00        1/01/2018               25
     3,000     Municipal Power Agency Electric RB, Series 2005            4.38       10/01/2025            2,841
               St. Paul Hospital RB,
     4,000          Series 1997A                                          5.70       11/01/2015            4,087
     1,500          Series 1997B                                          5.85       11/01/2017            1,535
     7,680          Series 2005                                           5.15       11/15/2020            7,769
     3,500     St. Paul Housing and Redevelopment Auth. RB, Series
                         2006                                             5.25        5/15/2026            3,561
     5,260     Washington County Hospital Facility RB, Series 1998        5.38       11/15/2018            5,340
                                                                                                    ------------
                                                                                                          46,751
                                                                                                    ------------
               MISSISSIPPI (0.9%)

               Hospital Equipment and Facilities Auth. RB,
    17,785          Series 2000  (PRE)                                    6.35       12/01/2015           18,487
     1,650          Series 2006                                           5.00       12/01/2016            1,678
     1,500     Lincoln County Hospital RB, Series 1998B (INS)             5.50        4/01/2018            1,541
     3,630     Union County Hospital RB, Series 1997  (ETM)               5.50        3/01/2009            3,724
                                                                                                    ------------
                                                                                                          25,430
                                                                                                    ------------
               MISSOURI (0.8%)

    15,295     Cape Girardeau County Health Care Facilities IDA RB,
                    Series 2007                                           5.00        6/01/2027           15,348
     2,000     Development Finance Board Infrastructure Facilities RB,
                    Series 2005A                                          4.75        6/01/2025            2,002
     3,005     Fenton City Tax Increment RB, Series 2006                  4.50        4/01/2021            2,996
     1,760     Riverside IDA RB, Series 2007A (INS)                       5.00        5/01/2020            1,804
                                                                                                    ------------
                                                                                                          22,150
                                                                                                    ------------
               MONTANA (0.3%)

     6,500     Forsyth PCRB, Series 2006 (INS)                            4.65        8/01/2023            6,565
     2,450     Health Facilities Auth. RB, Series 1996                    6.38        6/01/2018            2,468
                                                                                                    ------------
                                                                                                           9,033
                                                                                                    ------------
               NEBRASKA (0.5%)

               Investment Finance Auth. Hospital RB,
       620          Series 1997 (INS)                                     5.30       11/15/2012              629
     2,000          Series 1997 (INS)                                     5.45       11/15/2017            2,027
               Platte County Hospital Auth. No. 1 Hospital RB,
       500          Series 2000 (INS)                                     5.50        5/01/2010              520
       500          Series 2000 (INS)                                     5.55        5/01/2011              524
       500          Series 2000 (INS)                                     5.65        5/01/2012              524
       500          Series 2000 (INS)                                     5.75        5/01/2013              524
       500          Series 2000 (INS)                                     5.90        5/01/2015              525
     3,500          Series 2000 (INS)                                     6.05        5/01/2020            3,689

12

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$    1,710     Public Power District RB, Series 2005A (INS)               5.00%       1/01/2024       $    1,776
               Scotts Bluff County Hospital Auth. RB,
     2,940          Series 1998  (PRE)                                    5.13       11/15/2019            3,046
       560          Series 1998                                           5.13       11/15/2019              568
                                                                                                    ------------
                                                                                                          14,352
                                                                                                    ------------
               NEVADA (0.5%)

     5,000     Clark County Airport System Subordinate Lien RB, Series
                    2001B (INS) (PRE)                                     5.25        7/01/2019            5,239
     2,865     Clark County Economic Development RB, Series 2006          5.00        5/15/2020            2,944
     1,000     Clark County Flood Control GO, Series 1998 (INS)           4.50       11/01/2016            1,007
     6,040     Department of Business and Industry RB, Series 2000
                    (Las Vegas Monorail) (INS)                            5.76(b)     1/01/2017            3,946
     2,000     Reno Hospital RB, Series 1998A (INS) (PRE)                 5.00        5/15/2018            2,056
                                                                                                    ------------
                                                                                                          15,192
                                                                                                    ------------
               NEW HAMPSHIRE (0.2%)

     5,000     Business Finance Auth. PCRB, Series 1992A                  5.85       12/01/2022            5,169
                                                                                                    ------------
               NEW JERSEY (2.2%)

               EDA RB,
     2,000          Series 1997A                                          5.75       12/01/2016            2,039
    13,500          Series 2004                                           5.50        6/15/2024           14,024
     5,000          Series 2004A (INS)                                    5.00        7/01/2022            5,221
     8,830          Series 2005P                                          5.25        9/01/2023            9,387
               State Transportation Trust Fund Auth. RB,
    10,000               Series 2006A  (c)                                5.50       12/15/2021           11,105
    13,850               Series 2006A                                     5.50       12/15/2022           15,372
     5,000     Tobacco Settlement Financing Corp. RB, Series 2007-1A      5.00        6/01/2017            5,088
                                                                                                    ------------
                                                                                                          62,236
                                                                                                    ------------
               NEW MEXICO (0.4%)

               Jicarilla Apache Nation RB,
     4,890          Series 2002A  (d)                                     5.00        9/01/2018            5,041
     3,250          Series 2002A  (d)                                     5.50        9/01/2023            3,452
     4,000     Sandoval County Incentive Payment RB, Series 2005          4.38        6/01/2020            3,922
                                                                                                    ------------
                                                                                                          12,415
                                                                                                    ------------
               NEW YORK (9.8%)

               Dormitory Auth. Mental Health Services Facilities RB,
        20          Series 1997A                                          5.75        2/15/2010               20
        20          Series 1997A                                          5.75        2/15/2011               20
        15          Series 1997A                                          5.75        2/15/2012               15
       310          Series 1997B                                          5.75        2/15/2010              317
       510          Series 1997B                                          5.75        2/15/2012              521
       585          Series 1997B                                          5.50        8/15/2017              597
               Dormitory Auth. RB,

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  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT          SECURITY                                                RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$   12,560          Series 1998G (Northern General Hospital)  (ETM)       5.30%       2/15/2019      $    13,432
     1,085          Series 1999A (Upstate Community Colleges)  (PRE)      5.00        7/01/2019            1,120
     1,915          Series 1999A (Upstate Community Colleges)             5.00        7/01/2019            1,955
     3,975          Series 2002  (PRE)                                    5.05        2/01/2022            4,138
     5,000          Series 2003A  (PRE)                                   5.38        3/15/2018            5,365
     5,000          Series 2003A  (PRE)                                   5.38        3/15/2019            5,365
     2,000          Series 2003A  (PRE)                                   5.38        3/15/2022            2,146
    10,000          Series 2007A                                          5.00        7/01/2022           10,004
     6,000     Dormitory Auth. RB, Bronx-Lebanon Hospital Center,
                    Series 1998E  (PRE)                                   5.20        2/15/2015            6,144
               Dormitory Auth. RB, Brookdale Hospital,
     5,000          Series 1998J                                          5.20        2/15/2015            5,104
     4,000          Series 1998J                                          5.20        2/15/2016            4,082
     4,760          Series 1998J                                          5.30        2/15/2017            4,860
     4,960     Dormitory Auth. RB, Department of Health, Series 2004      5.00        7/01/2019            5,147
     5,420     Dormitory Auth. RB, Kateri Residence, Series 2003 (LOC
                    - Allied Irish Banks plc)                             4.40        7/01/2016            5,467
     5,500     Dormitory Auth. RB, New York City Univ., 1993 Series A     5.75        7/01/2013            5,861
     5,000     Dormitory Auth. RB, NYU Hospitals Center, Series 2006A     5.00        7/01/2020            5,060
     6,000     Dormitory Auth. RB, State Personal Income Tax, Series
                    2005F                                                 5.00        3/15/2023            6,251
               Dormitory Auth. RB, Upstate Community Colleges,
     1,500          Series 2004B                                          5.25        7/01/2015            1,595
     2,005          Series 2004B                                          5.25        7/01/2016            2,127
     2,000          Series 2004B                                          5.25        7/01/2017            2,118
     2,500     Dutchess County IDA RB, Series 2007A-1                     4.50        8/01/2026            2,371
               East Rochester Housing Auth. RB,
     4,380          Series 2002 (Jewish Home) (NBGA)                      4.05        2/15/2012            4,399
     2,000          Series 2002 (Jewish Home) (NBGA)                      4.63        2/15/2017            2,047
     2,500     Environmental Facilities Corp. State Personal Income
                    Tax RB, Series 2004A (INS)                            5.00       12/15/2023            2,603
               Housing Finance Agency Service Contract Obligation RB,
     1,450          Series 1995A  (PRE)                                   6.25        9/15/2010            1,457
       215          Series 1995A                                          6.25        9/15/2010              217
       885          Series 1996A  (PRE)                                   6.00        9/15/2016              908
       195          Series A-2003                                         6.00        9/15/2016              199
     3,000     Long Island Power Auth. Electric Systems RB, Series
                    2003B                                                 5.25        6/01/2014            3,205
               Metropolitan Transportation Auth. RB,
     6,000          Series 2006A (INS)                                    5.00       11/15/2024            6,267
    16,565          Series 2006A                                          5.00       11/15/2024           17,211
     2,500          Series 2007A (INS) (e)                                5.00       11/15/2024            2,621
               New York City GO,
     1,700          Series 1997I                                          6.00        4/15/2012            1,720
       545          Series 2002G  (PRE)                                   5.63        8/01/2015              588
     4,455          Series 2002G                                          5.63        8/01/2015            4,750
     3,135          Series 2002G  (PRE)                                   5.75        8/01/2016            3,398
     6,865          Series 2002G                                          5.75        8/01/2016            7,362

14

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$   26,625          Series 2003C                                          5.50%       8/01/2015      $    28,376
     5,000          Series 2003D                                          5.25       10/15/2019            5,248
     3,500          Series 2006, Subseries I-1                            5.00        4/01/2023            3,632
    10,000          Series 2006, Subseries I-1                            5.00        4/01/2024           10,361
    10,000          Series 2006J, Subseries J-1                           5.00        6/01/2023           10,382
               New York City IDA Civic Facility RB,
     2,175          Series 2004A-1 (INS)                                  4.15        7/01/2014            2,136
     1,050          Series 2004A-1 (INS)                                  4.75        7/01/2019            1,053
    10,000     New York City Municipal Water Finance Auth. RB, Series
                    A                                                     5.38        6/15/2017           10,560
               New York City Transitional Finance Auth. RB,
       205          Series 2003C (INS) (PRE)                              5.25        8/01/2019              218
     4,795          Series 2003C (INS)                                    5.25        8/01/2019            5,054
     2,085          Series 2007B                                          4.75       11/01/2027            2,114
     1,500     Seneca Nation Indians Capital Improvements Auth. RB,
                    Series 2007A(d)                                       5.00       12/01/2023            1,490
               Suffolk County IDA RB,
       775          Series 2006                                           5.00       11/01/2013              798
     1,880          Series 2006                                           5.00       11/01/2014            1,937
     1,000          Series 2006                                           5.00       11/01/2015            1,029
     3,180          Series 2006A (INS)                                    4.75        6/01/2026            3,141
               Thruway Auth. RB,
     9,615          Series 2002A (INS) (PRE)                              5.25        4/01/2015           10,166
     6,000          Series 2002A (INS) (PRE)                              5.25        4/01/2016            6,344
    11,000     Tobacco Settlement Financing Corp. Asset-Backed RB,
                    Series 2003B-1C                                       5.50        6/01/2018           11,657
                                                                                                    ------------
                                                                                                         275,850
                                                                                                    ------------
               NORTH CAROLINA (1.3%)

               Eastern Municipal Power Agency RB,
     6,000          Series 2003A                                          5.50        1/01/2012            6,320
     4,885          Series F                                              5.50        1/01/2015            5,155
     1,830          Series F                                              5.50        1/01/2016            1,930
     1,000          Series F                                              5.50        1/01/2017            1,055
     5,500     Medical Care Commission RB, Series 2007                    5.00        7/01/2027            5,483
     5,000     Municipal Power Agency No. 1 RB, Series 2003A              5.50        1/01/2013            5,306
     4,000     Wake County Industrial Facilities PCRB, Series 2002        5.38        2/01/2017            4,186
     5,610     Wilmington COP, Series 2005A (INS)                         5.00        6/01/2025            5,801
                                                                                                    ------------
                                                                                                          35,236
                                                                                                    ------------
               NORTH DAKOTA (0.1%)

     1,000     Grand Forks Sales Tax RB, Series 2005A (Alerus Project)
                    (INS)                                                 5.00       12/15/2022            1,046
     2,055     Williams County RB, Series 2006                            5.00       11/01/2021            2,074
                                                                                                    ------------
                                                                                                           3,120
                                                                                                    ------------
                    OHIO (0.9%)

     2,400     Fairview Park GO, Series 2005 (INS)                        4.13       12/01/2020            2,321
     4,000     Franklin County Development RB, Series 1999                5.80       10/01/2014            4,164
     2,650     Franklin County Health Care Facilities RB, Series 1997     5.50        7/01/2017            2,690

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$   10,000     Hamilton Electric System RB, Series 2002A (INS)            4.65%      10/15/2022      $    10,026
     1,140     Housing Finance Agency Residential Mortgage RB, Series
                    2001D (NBGA)                                          5.10        9/01/2017            1,157
               Miami County Hospital Facilities RB,
     1,750          Series 2006                                           5.25        5/15/2021            1,812
     2,000          Series 2006                                           5.25        5/15/2026            2,056
                                                                                                    ------------
                                                                                                          24,226
                                                                                                    ------------
               OKLAHOMA (1.0%)

     5,360     Cherokee Nation Health Care System RB, Series 2006
                    (INS) (d)                                             4.60       12/01/2021            5,220
               Comanche County Hospital Auth. RB,
     3,895          Series 2005 (INS)                                     5.25        7/01/2022            4,083
     3,000          Series 2005 (INS)                                     5.25        7/01/2023            3,140
               Norman Regional Hospital Auth. RB,
     1,400          Series 2005                                           5.50        9/01/2024            1,459
    10,100          Series 2007                                           5.00        9/01/2027           10,042
     2,695     Valley View Hospital Auth. RB, Series 1996                 6.00        8/15/2014            2,804
                                                                                                    ------------
                                                                                                          26,748
                                                                                                    ------------
               OREGON (0.1%)

               Washington, Yamhill and Multnomah Counties Hillsboro
                    School District No. 1J GO,
     1,000          Series 2006A (INS)                                    4.58(b)     6/15/2025              413
     5,900          Series 2006A (INS)                                    4.59(b)     6/15/2026            2,308
                                                                                                    ------------
                                                                                                           2,721
                                                                                                    ------------
               PENNSYLVANIA (0.9%)

               Allegheny County IDA RB,
    16,300          Series 1998                                           4.75       12/01/2032           16,643
     1,000          Series 2006                                           5.00        9/01/2021            1,002
     1,250          Series 2006                                           5.10        9/01/2026            1,258
     5,500     Higher Educational Facility Auth. RB, Series 1999A
                    (INS)                                                 5.25        8/01/2014            5,687
     1,615     Lancaster County Hospital Auth. RB, Series 2006            5.00       11/01/2026            1,628
                                                                                                    ------------
                                                                                                          26,218
                                                                                                    ------------
               PUERTO RICO (0.3%)

     2,000     Commonwealth GO, Series 2006A                              5.25        7/01/2022            2,097
     5,000     Government Development Bank CP                             4.10        8/08/2007            4,999
                                                                                                    ------------
                                                                                                           7,096
                                                                                                    ------------
               RHODE ISLAND (0.8%)

               Health and Educational Building Corp. RB,
       340          Series 1996 (INS)                                     5.50        5/15/2012              347
       765          Series 1996 (INS)                                     5.50        5/15/2016              781
     4,345          Series 1999A (LOC - Allied Irish Banks plc)           5.88       11/15/2014            4,527
     7,850          Series 2006A (INS)                                    5.00        5/15/2026            8,114

16

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$    1,650     Housing and Mortgage Finance Corp. Bond, Series 37-A       5.13%       4/01/2017       $    1,683
     1,115     Housing and Mortgage Finance Corp. MFH RB, Series 1995A
                    (INS)                                                 5.70        7/01/2007            1,115
     5,915     Housing and Mortgage Finance Corp. RB, Series 51-A         4.65       10/01/2026            5,852
                                                                                                    ------------
                                                                                                          22,419
                                                                                                    ------------
               SOUTH CAROLINA (1.3%)

    11,000     Berkeley County PCRB, Series 2003                          4.88       10/01/2014           11,242
               Georgetown County Environmental Improvement RB,
     4,250          Series 2000A                                          5.95        3/15/2014            4,584
     5,000          Series 2002A                                          5.70        4/01/2014            5,340
     3,000     Marion County Hospital District RB, Series 1995 (INS)      5.50       11/01/2015            3,014
               SCAGO Educational Facilities Corp. RB,
     5,870          Series 2006 (Union County) (INS)                      4.75       12/01/2026            5,829
     6,325          Series 2006 (Williamsburg County) (INS)               4.75       12/01/2026            6,242
                                                                                                    ------------
                                                                                                          36,251
                                                                                                    ------------
               SOUTH DAKOTA (0.2%)

     6,305     Housing Development Auth. Bond, Series 2002A (INS)         5.15       11/01/2020            6,478
                                                                                                    ------------
               TENNESSEE (1.0%)

     2,125     Johnson City Health and Educational Facilities Board
                    RB, Series 2006A                                      5.25        7/01/2026            2,161
     3,000     Knox County Health, Educational, and Housing Facilities
                    RB, Series 1996 (INS)                                 5.50        4/15/2011            3,057
     1,000     Nashville and Davidson County Health and Educational
                    Facilities RB, Series 1998 (INS)                      5.10        8/01/2019            1,006
               Shelby County Health, Educational and Housing Facility RB,
       745          Series 2002  (PRE)                                    6.00        9/01/2016              815
     1,255          Series 2002  (PRE)                                    6.00        9/01/2016            1,372
       935          Series 2002  (PRE)                                    6.25        9/01/2018            1,033
     1,565          Series 2002  (PRE)                                    6.25        9/01/2018            1,729
     3,500     Springfield Health and Educational Facilities Hospital
                    RB, Series 1998                                       5.25        8/01/2018            3,500
    12,750     Sullivan County Health, Educational and Housing
                    Facilities Board RB, Series 2006C                     5.25        9/01/2026           13,052
                                                                                                    ------------
                                                                                                          27,725
                                                                                                    ------------
               TEXAS (18.2%)

               Alamo Community College District RB,
       910          Series 2001 (INS) (PRE)                               5.00       11/01/2020              947
     1,050          Series 2001 (INS)                                     5.00       11/01/2020            1,084
     5,410     Austin Higher Education Auth. RB, Series 1998  (PRE)       5.13        8/01/2016            5,483

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
               Austin RB,
$    1,190          Series 2005 (INS)                                     5.00%      11/15/2023       $    1,239
     2,300          Series 2005 (INS)                                     5.00       11/15/2024            2,390
     5,610     Austin Utility Systems Subordinate Lien RB, Series
                    1998A (INS)                                           5.15(b)     5/15/2017            3,634
               Bastrop ISD GO,
     1,855          Series 1997 (NBGA)                                    5.55(b)     2/15/2014            1,402
     3,030          Series 1997 (NBGA)                                    5.55(b)     2/15/2015            2,184
     3,055          Series 1997 (NBGA)                                    5.60(b)     2/15/2016            2,098
     3,155          Series 1997 (NBGA)                                    5.60(b)     2/15/2017            2,065
               Bexar County Health Facilities Development Corp. RB,
     9,900          Series 1993 (INS) (ETM)                               5.88       11/15/2010            9,973
     1,000          Series 2007                                           5.00        7/01/2027              989
    32,925     Brazos River Auth. RB, Series 1999A                        5.38        4/01/2019           33,321
               Carroll ISD GO,
     1,805          Series 2006C (NBGA)                                   4.38        2/15/2024            1,735
     2,745          Series 2006C (NBGA)                                   4.38        2/15/2025            2,624
     5,365     Cass County IDC PCRB, Series 1997B                         5.35        4/01/2012            5,564
               Central Regional Mobility Auth. RB,
     2,680          Series 2005, 4.55%, 1/01/2014 (INS)                   4.55(a)     1/01/2020            1,943
     3,445          Series 2005, 4.60%, 1/01/2014 (INS)                   4.60(a)     1/01/2021            2,492
     8,235     Clint ISD Public Facility Corp. RB, Series 1999  (PRE)     7.00        5/01/2019            8,716
     3,315     Comal ISD RB, Series 2005 (NBGA)                           5.00        2/01/2021            3,419
               Conroe ISD GO,
     2,600          Series 2005C (NBGA)                                   5.00        2/15/2023            2,687
     3,100          Series 2005C (NBGA)                                   5.00        2/15/2024            3,198
               Corpus Christi Utility Systems RB,
     4,720          Series 2005A (INS)                                    5.00        7/15/2023            4,892
     4,955          Series 2005A (INS)                                    5.00        7/15/2024            5,126
     2,605          Series 2005A (INS)                                    5.00        7/15/2025            2,691
               Cypress-Fairbanks ISD GO,
     2,000          Series 2007 (NBGA) (e)                                5.00        2/15/2021            2,088
     2,015          Series 2007 (NBGA) (e)                                5.00        2/15/2022            2,099
     5,625          Series 2007 (NBGA) (e)                                5.00        2/15/2024            5,834
    10,410     Dallas Area Rapid Transit Senior Lien RB, Series 2001
                    (INS) (PRE)(c)                                        5.00       12/01/2018           10,843
     8,370     Dallas ISD GO, Series 2006 (NBGA)                          4.75        8/15/2025            8,472
               Denton ISD GO,
    13,745          Series 2006 (NBGA)                                    5.03(b)     8/15/2023            6,213
    16,500          Series 2006 (NBGA)                                    5.06(b)     8/15/2024            7,067
               Eagle Mountain-Saginaw ISD GO,
     4,700          Series 2006-B (NBGA)                                  4.38        8/15/2025            4,488
     4,905          Series 2006-B (NBGA)                                  4.38        8/15/2026            4,664
               Edgewood ISD GO,
     1,450          Series 2001 (NBGA)                                    4.90        8/15/2018            1,486
     1,520          Series 2001 (NBGA)                                    4.88        8/15/2019            1,554
     1,595          Series 2001 (NBGA)                                    5.00        8/15/2020            1,641
     1,675          Series 2001 (NBGA)                                    5.00        8/15/2021            1,715
               Ennis ISD GO,
     2,245          Series 2006 (NBGA)                                    4.56(b)     8/15/2024              961
     3,715          Series 2006 (NBGA)                                    4.58(b)     8/15/2025            1,503
     3,720          Series 2006 (NBGA)                                    4.60(b)     8/15/2026            1,427
               Fort Worth Higher Education Finance Corp. RB,

18

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$      545          Series 1997A                                          5.50%      10/01/2007            $ 545
       575          Series 1997A                                          5.63       10/01/2008              575
     6,580     Fort Worth ISD Bonds, Series 2001 (NBGA) (PRE)             5.00        2/15/2018            6,810
     5,855     Harris County GO, Series 2004B                             5.00       10/01/2020            6,100
     2,070     Harrison County Health Facilities Development Corp. RB,
                    Series 1998 (INS) (PRE)                               5.50        1/01/2018            2,128
               Hidalgo County Health Services Corp. RB,
       350          Series 2005                                           5.00        8/15/2019              351
     1,895          Series 2005                                           4.75        8/15/2017            1,869
     3,805          Series 2007                                           5.00        8/15/2022            3,821
     1,785          Series 2007                                           5.00        8/15/2026            1,786
               Houston ISD Public Facility Corp. RB,
     3,635          Series 1998A (INS)                                    5.35(b)     9/15/2015            2,554
     2,635          Series 1998A (INS)                                    5.38(b)     9/15/2016            1,764
     3,885          Series 1998A (INS)                                    5.40(b)     9/15/2017            2,477
     4,955          Series 1998B (INS)                                    5.35(b)     9/15/2015            3,481
     6,955          Series 1998B (INS)                                    5.38(b)     9/15/2016            4,655
     3,000     Houston Public Improvement GO, Series 2003A-1 (INS)        5.00        3/01/2019            3,113
     5,000     Irving ISD GO, Series 2006 (NBGA)                          5.31(b)     2/15/2025            2,056
     4,375     Jefferson County Health Facilities RB, Series 2001
                    (INS)                                                 5.20        8/15/2021            4,502
               Judson ISD GO,
     2,200          Series 2005B (INS)                                    5.00        2/01/2023            2,268
     1,500          Series 2005B (INS)                                    5.00        2/01/2024            1,544
     2,830     Katy ISD GO, Series 2005B (NBGA)                           5.00        2/15/2023            2,925
               La Porte ISD GO,
     1,595          Series 2005A (INS)                                    5.00        2/15/2022            1,657
     3,535          Series 2005A (INS)                                    5.00        2/15/2024            3,658
       530     Laredo ISD Public Limited GO, Series 1998A                 5.06        2/01/2008              533
     3,830     Lewisville RB, Series 1998 (INS)                           5.38        9/01/2015            4,004
               Lower Colorado River Auth. Transmission Contract RB,
     4,555          Series 2006A (INS)                                    4.38        5/15/2025            4,350
     4,555          Series 2006A (INS)                                    4.38        5/15/2026            4,330
     3,100     Marlin ISD Public Facility Corp. RB, Series 1998
                    (acquired 7/22/1998; cost $3,151)  (f)                5.85        2/15/2018            3,188
     3,425     Mesquite Health Facilities Development Corp. RB, Series
                         2005                                             5.50        2/15/2025            3,504
               Midlothian Development Auth. Tax Increment RB,
    10,000          Series 2004                                           6.00       11/15/2024           10,579
     2,040          Series 2007A (INS)                                    5.00       11/15/2018            2,120
     2,235          Series 2007A (INS)                                    5.00       11/15/2021            2,302
     1,695          Series 2007A (INS)                                    5.00       11/15/2026            1,734
     1,000          Series 2007B                                          5.13       11/15/2026              998
               Northside ISD GO,
     2,800          Series 2001 (NBGA) (PRE)                              5.00        2/15/2017            2,898
     2,500          Series 2001 (NBGA)                                    5.00        2/15/2017            2,579
     2,865          Series 2001 (NBGA) (PRE)                              5.00        2/15/2018            2,965
     2,555          Series 2001 (NBGA)                                    5.00        2/15/2018            2,624
               Northwest ISD GO,
     2,965          Series 2005 (NBGA)                                    5.00        8/15/2023            3,070
     3,110          Series 2005 (NBGA)                                    5.00        8/15/2024            3,214
     1,770          Series 2005 (NBGA)                                    5.00        8/15/2025            1,827

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL                MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY                 VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
               Nueces River Auth. RB,
$    1,220          Series 2005 (INS)                                     5.00%       7/15/2023       $    1,265
     1,530          Series 2005 (INS)                                     5.00        7/15/2024            1,583
               Plano ISD GO,
    11,530          Series 2001 (NBGA) (PRE)                              5.00        2/15/2019           11,933
     5,945          Series 2001 (NBGA)                                    5.00        2/15/2019            6,106
     2,965          Series 2006 (NBGA)                                    4.50        2/15/2023            2,905
     3,115          Series 2006 (NBGA)                                    4.50        2/15/2024            3,035
     3,275          Series 2006 (NBGA)                                    4.50        2/15/2025            3,184
    19,050     Port of Corpus Christi IDC PCRB, Series 1997B              5.40        4/01/2018           19,620
               Red River Education Finance Corp. RB,
     2,000          Series 2006                                           4.38        3/15/2025            1,900
     5,255          Series 2006                                           4.38        3/15/2026            4,965
     8,395     Rockwall ISD GO, Series 2006A (NBGA)                       5.14(b)     2/15/2022            4,122
               San Antonio Electric and Gas Systems RB,
    10,000          Series 2002  (PRE)                                    5.38        2/01/2019           10,560
    15,000          Series 2006A  (e)                                     5.00        2/01/2023           15,578
               San Leanna Education Facilities Corp. RB,
     1,965          Series 2007                                           5.13        6/01/2023            1,998
     1,000          Series 2007                                           5.13        6/01/2024            1,017
     1,545          Series 2007                                           5.13        6/01/2025            1,561
     5,200     Schertz-Cibolo-Universal City ISD GO, Series 2006A
                    (NBGA)                                                4.86 (b)    2/01/2023            2,426
     3,320     State Water Financial Assistance Bonds GO, Series
                    2004C                                                 5.00        8/01/2016            3,490
               Tarrant County Cultural Education Facilities Finance
                    Corp. RB,
     1,100          Series 2006A                                          6.00       11/15/2026            1,171
     4,800          Series 2007                                           5.13        5/15/2027            4,837
               Tarrant Regional Water District RB,
     8,000          Series 2002 (INS)                                     5.25        3/01/2017            8,424
     2,000          Series 2002 (INS)                                     5.25        3/01/2019            2,100
     2,000          Series 2002 (INS)                                     5.25        3/01/2020            2,100
     5,000          Series 2006 (INS)                                     4.38        3/01/2021            4,894
     7,000     Transportation Commission First Tier RB, Series 2006-A     4.38        4/01/2025            6,693
               Transportation Commission GO,
     5,515          Series 2006 (NBGA)                                    5.00        4/01/2020            5,767
    18,000          Series 2006-A                                         4.50        4/01/2026           17,455
     4,000          Series 2007                                           4.75        4/01/2027            4,020
               Tyler Health Facilities Development Corp. Hospital RB,
     2,695          Series 1993B                                          6.63       11/01/2011            2,697
     3,895          Series 2003                                           5.25        7/01/2011            4,012
     2,125          Series 2003                                           5.25        7/01/2012            2,196
     1,500          Series 2003                                           5.25        7/01/2013            1,553
     8,745          Series 2007A                                          5.25        7/01/2026            8,912
               Univ. of Texas Board of Regents RB,
     4,500          Series 2001B  (PRE)                                   5.38        8/15/2017            4,740
     7,000          Series 2002B (NBGA) (PRE)                             5.25        7/01/2018            7,362
    11,900          Series 2006D                                          4.25        8/15/2026           11,176
    12,605          Series 2006F                                          4.25        8/15/2025           11,925
               Weatherford ISD GO,
     1,795          Series 2006 (NBGA)                                    4.73(b)     2/15/2023              835
     1,795          Series 2006 (NBGA)                                    4.77(b)     2/15/2024              793

20

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$    5,970     Williamson County GO, Series 2005 (INS)                    5.13%       2/15/2022       $    6,305
               Wylie ISD GO,
     1,385          Series 2001 (NBGA)                                    5.00(b)     8/15/2014            1,026
     1,690          Series 2001 (NBGA)                                    5.10(b)     8/15/2015            1,193
                                                                                                    ------------
                                                                                                         510,843
                                                                                                    ------------
               UTAH (0.3%)

        45     Housing Finance Agency RB, Series 1985B                    5.30        7/01/2007              45
               Intermountain Power Agency RB,
     4,410          Series 1987A (INS) (ETM)                              5.00        7/01/2012            4,414
     1,325          Series 1997B (INS) (PRE)                              5.75        7/01/2019            1,352
     2,675          Series 1997B (INS)                                    5.75        7/01/2019            2,732
                                                                                                    ------------
                                                                                                           8,543
                                                                                                    ------------
               VERMONT (0.1%)

     3,000     Educational and Health Buildings Financing Agency RB,
                    Series 1998  (PRE)                                    5.50        7/01/2018            3,079
                                                                                                    ------------
                    VIRGINIA (1.8%)

     1,750     Albemarle County IDA RB, Series 2007                       5.00        1/01/2024            1,757
               College Building Auth. Educational Facilities RB,
     2,290          Series 2006                                           5.00        6/01/2021            2,313
    11,280          Series 2006                                           5.00        6/01/2026           11,320
                    Assessment Bonds, Series 2006A                        5.13        3/01/2036            8,005
     8,000     Farms of New Kent Community Development Auth. Special
               Public School Auth. Financing Bonds,
    10,000          Series 1999A  (PRE)                                   5.13        8/01/2019           10,349
     5,510          Series 2000B                                          5.00        8/01/2017            5,726
     5,000     Richmond Convention Center Auth. RB, Series 2000  (PRE)    6.13        6/15/2020            5,351
               State Housing Development Auth. RB,
     1,700          Series 2002Z                                          4.25        1/01/2016            1,698
     1,735          Series 2002Z                                          4.25        7/01/2016            1,732
     1,775          Series 2002Z                                          4.35        1/01/2017            1,778
     1,810          Series 2002Z                                          4.35        7/01/2017            1,812
                                                                                                    ------------
                                                                                                          51,841
                                                                                                    ------------
               WASHINGTON (1.3%)

     8,650     Central Puget Sound Regional Transit Auth. RB, Series
                    2005A (INS)                                           5.00       11/01/2024            8,964
               Health Care Facilities Auth. RB,
     3,255          Series 1997A (INS)                                    5.13        8/15/2017            3,313
     2,500          Series 1998 (INS)                                     5.25        8/15/2017            2,559
     2,500          Series 1998 (INS)                                     5.30        8/15/2018            2,561
     1,800          Series 2006 (INS)                                     5.00       12/01/2023            1,850
     2,000          Series 2006 (INS)                                     5.00       12/01/2024            2,052
     2,310          Series 2006 (INS)                                     5.00       12/01/2025            2,367
               Higher Education Facilities Auth. RB,
     4,715          Series 1998  (PRE)                                    5.20       10/01/2017            4,811
     1,470          Series 1998                                           5.20       10/01/2017            1,494

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY             VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
$    2,000     Housing Finance Commission RB, Series 1999 (INS)           5.88%       7/01/2019       $    2,078
     5,000     King County Housing Auth. RB, Series 1998A (INS)           5.20        7/01/2018            5,023
                                                                                                    ------------
                                                                                                          37,072
                                                                                                    ------------
               WISCONSIN (0.8%)

               Health and Educational Facilities Auth. RB,
     4,130          Series 1995A (Waukesha Memorial Hospital) (INS)       5.25        8/15/2012            4,186
     5,000          Series 1998A (Wausau Hospital) (INS)                  5.13        8/15/2020            5,129
     7,000          Series 2006A (Marshfield Clinic)                      5.13        2/15/2026            7,087
     4,625     Housing and EDA RB, Series 2002G                           4.85        9/01/2017            4,710
     1,345     Kaukauna Area School District GO, Series 2001 (INS)        4.85        3/01/2017            1,382
                                                                                                    ------------
                                                                                                          22,494
                                                                                                    ------------
               Total Fixed-Rate Instruments (cost: $2,535,695)                                         2,566,148
                                                                                                    ------------

               PUT BONDS (4.4%)

               CALIFORNIA (0.7%)

     3,000     Health Facilities Financing Auth. RB, Series 2004I         4.95        7/01/2026            3,108
               Statewide Communities Development Auth. RB,
     7,500          Series 1998A  (d)                                     5.25        5/15/2025            7,670
     8,270          Series 2002E (Kaiser Permanente)                      4.70       11/01/2036            8,384
                                                                                                    ------------
                                                                                                          19,162
                                                                                                    ------------
               GEORGIA (0.3%)

     8,495     De Kalb County Housing Auth. MFH RB, Series 2001           4.70       10/01/2031            8,463
                                                                                                    ------------
               ILLINOIS (1.2%)

    15,000     Chicago Gas Supply RB, Series 2000B                        4.75        3/01/2030           15,193
               Educational Facilities Auth. RB,
    10,000          Series 2000A (Art Institute Chicago)                  4.45        3/01/2034            9,969
     7,500          Series 2002 (Field Museum)                            4.75       11/01/2036            7,559
                                                                                                    ------------
                                                                                                          32,721
                                                                                                    ------------
               MICHIGAN (0.9%)

    15,000     Monroe County EDC RB, Series 1992CC (INS)                  4.65       10/01/2024           15,270
    10,550     Strategic Fund PCRB, Series 1995CC (INS)                   4.85        9/01/2030           10,824
                                                                                                    ------------
                                                                                                          26,094
                                                                                                    ------------
               MONTANA (0.2%)

     5,000     Forsyth PCRB, Series 1999A (INS)                           5.00       10/01/2032            5,082
                                                                                                    ------------
               NEW YORK (0.3%)

     8,500     Hempstead Town IDA RB, Series 2001                         5.00       12/01/2010            8,653
                                                                                                    ------------

22

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE (0.1%)

$    2,095     Knox County Health, Educational, and Housing Facilities
                    MFH RB, Series 2001 (NBGA)                            4.90%       6/01/2031       $    2,159
                                                                                                    ------------
               TEXAS (0.4%)

     3,510     Beaumont MFH Finance Corp. RB, Series 2001 (NBGA)          4.70       12/15/2031            3,525
     5,250     Gateway Public Facility Corp. RB, Series 2004 (NBGA)       4.55        7/01/2034            5,325
     3,655     Montgomery County Housing Finance Corp. MFH RB, Series
                    2001 (NBGA)                                           4.85        6/01/2031            3,673
                                                                                                    ------------
                                                                                                          12,523
                                                                                                    ------------
               WISCONSIN (0.3%)

     9,000     Madison IDRB, Series 2002B                                 4.88       10/01/2027            9,191
                                                                                                    ------------
               Total Put Bonds (cost: $122,482)                                                          124,048
                                                                                                    ------------

               PERIODIC AUCTION RESET BONDS (0.8%)

               CALIFORNIA (0.6%)

    15,600     Statewide Communities Development Auth. COP, SAVRS,
                    Series 1998 (INS)                                     4.00       12/01/2028           15,600
                                                                                                    ------------
               OKLAHOMA (0.2%)

     5,900     Tulsa County Industrial Auth. MFH RB, SAVRS, Series
                    2002B                                                 4.05        1/01/2039            5,900
                                                                                                    ------------
               Total Periodic Auction Reset Bonds (cost: $21,500)                                         21,500
                                                                                                    ------------

               VARIABLE-RATE DEMAND NOTES (2.5%)

               ALABAMA (0.4%)

    11,250     McIntosh IDRB, Series 1998D                                4.05        7/01/2028           11,250
                                                                                                    ------------
               INDIANA (0.1%)

     2,150     Purdue Univ. RB, Series 2006W, P-FLOAT, Series PT-3510
                    (LIQ) (d)                                             3.80        7/01/2026            2,150
                                                                                                    ------------
               LOUISIANA (0.1%)

     2,500     West Baton Rouge Parish Industrial District No. 3 RB,
                    Series 1994B                                          4.02       12/01/2016            2,500
                                                                                                    ------------
               NEW YORK (0.8%)

    19,000     New York City GO, Series 2005J, STARS Series 156
                    (LIQ)(LOC - BNP Paribas) (d)                          3.77        3/01/2023           18,993
     5,000     Urban Development Corp. RB, Series 2004A-2, P-FLOAT,
                    Series EC-1109 (INS)(LIQ) (d)                         3.81        3/15/2019            5,000
                                                                                                    ------------
                                                                                                          23,993
                                                                                                    ------------

  P O R T F O L I O
--------------------------------------------------------------------------------
                          of INVESTMENTS (in thousands)
                          (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL                                                                COUPON        FINAL             MARKET
    AMOUNT     SECURITY                                                     RATE     MATURITY              VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
               VIRGINIA (0.5%)

$    3,330     Richmond IDA Educational Facilities RB, Series 2001
                    (LOC - SunTrust Bank)                                 3.95%      12/01/2031       $    3,330
     3,700     Univ. of Virginia RB, ABN AMRO MuniTOPS Certificates
                    Trust, Series 2005-48 (LIQ) (d)                       3.77        6/01/2013            3,700
     7,500     Virginia Beach Development Auth. RB, Series 2007A,
                    Municipal Securities Trust Certificates, Series
                    3078 (LIQ) (d)                                        3.93        7/09/2015            7,500
                                                                                                    ------------
                                                                                                          14,530
                                                                                                    ------------
               WYOMING (0.6%)

    14,000     Converse County PCRB, Series 1992                          4.09       12/01/2020           14,000
     2,805     Sweetwater County PCRB, Series 1992B                       4.09       12/01/2020            2,805
                                                                                                    ------------
                                                                                                          16,805
                                                                                                    ------------
               Total Variable-Rate Demand Notes (cost: $71,227)                                           71,228
                                                                                                    ------------


               TOTAL INVESTMENTS (COST: $2,750,904)                                                $   2,782,924
                                                                                                    ============

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)


Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2007, were $49,052,000 and $17,032,000, respectively, resulting in net unrealized appreciation of $32,020,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,804,087,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

26

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2007 (UNAUDITED)


SPECIFIC NOTES
(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) At June 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $28,220,000, which included when-issued securities of $12,642,000.

(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2007, was $3,188,000, which represented 0.1% of the Fund's net assets.





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.